                      METROPOLITAN LIFE INSURANCE COMPANY

                           PARAGON SEPARATE ACCOUNT B

     GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                (MULTI MANAGER)
                              (MULTI MANAGER III)

                       SUPPLEMENT DATED OCTOBER 18, 2013
                     TO THE PROSPECTUS DATED APRIL 29, 2013

This supplement revises certain information contained in the April 29, 2013 prospectus for the above-referenced group and individual variable life insurance policies.

The fees and expenses of the following Funds have been revised:

                                             DISTRIBUTION              ACQUIRED     TOTAL                     NET TOTAL
                                                AND/OR                FUND FEES     ANNUAL      FEE WAIVER      ANNUAL
                                MANAGEMENT  SERVICE(12B-1)   OTHER       AND      OPERATING   AND/OR EXPENSE  OPERATING
FUND                               FEE           FEES       EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------  ----------  --------------  --------  ----------  ----------  --------------  ----------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS - INITIAL CLASS
Freedom 2010 Portfolio                   -             -           -        0.55%       0.55%              -        0.55%
Freedom 2020 Portfolio                   -             -           -        0.60%       0.60%              -        0.60%
Freedom 2030 Portfolio                   -             -           -        0.68%       0.68%              -        0.68%
Freedom 2040 Portfolio                   -             -           -        0.70%       0.70%              -        0.70%
Freedom 2050 Portfolio                   -             -           -        0.70%       0.70%              -        0.70%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                      METROPOLITAN LIFE INSURANCE COMPANY

                           PARAGON SEPARATE ACCOUNT B

       GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES
                                   (METFLEX)

                       SUPPLEMENT DATED OCTOBER 18, 2013
                     TO THE PROSPECTUS DATED APRIL 29, 2013

This supplement revises certain information contained in the April 29, 2013 prospectus for the above-referenced group variable universal life insurance policies and certificates.

The fees and expenses of the following Funds have been revised:

                                            DISTRIBUTION               ACQUIRED     TOTAL                     NET TOTAL
                                               AND/OR                 FUND FEES     ANNUAL      FEE WAIVER      ANNUAL
                                MANAGEMENT  SERVICE(12B-1)    OTHER       AND      OPERATING   AND/OR EXPENSE  OPERATING
FUND                               FEE          FEES        EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------  ----------  -------------   --------  ----------  ----------  --------------  ----------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS - INITIAL CLASS
Freedom 2020 Portfolio                   -             -           -        0.60%       0.60%              -        0.60%
Freedom 2030 Portfolio                   -             -           -        0.68%       0.68%              -        0.68%
Freedom 2040 Portfolio                   -             -           -        0.70%       0.70%              -        0.70%
Freedom 2050 Portfolio                   -             -           -        0.70%       0.70%              -        0.70%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

       GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES
                                 (METFLEX GVUL)

                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED OCTOBER 18, 2013
                       TO PROSPECTUS DATED APRIL 29, 2013

This document is a supplement to the prospectus dated April 29, 2013 (the "prospectus") for the Group Variable Universal Life Insurance Policies and Certificates issued by Metropolitan Life Insurance Company ("We"). This supplement is not a complete prospectus, and must be accompanied by the prospectus. The prospectus describes the insurance features and other aspects of the Group Policy and the Certificates. In this supplement, we describe all of the Funds that are available for the Group Policies and the Certificates.

THE FUNDS

AMERICAN FUNDS INSURANCE SERIES(R)-CLASS 1                       Growth & Income Portfolio
  American Funds Asset Allocation Fund                           Growth Opportunities Portfolio
  American Funds Bond Fund                                       Growth Portfolio
  American Funds Cash Management Fund                            High Income Portfolio
  American Funds Global Growth Fund                              Index 500 Portfolio
  American Funds Global Small Capitalization Fund                Investment Grade Bond Portfolio
  American Funds Growth Fund                                     Mid Cap Portfolio
  American Funds Growth-Income Fund                              Money Market Portfolio
  American Funds High-Income Bond Fund                           Overseas Portfolio
  American Funds International Fund                            MET INVESTORS SERIES TRUST-CLASS A
  American Funds New World Fund(R)                               BlackRock Large Cap Core Portfolio
  American Funds U.S. Government/AAA-Rated Securities Fund       Janus Forty Portfolio
DWS VARIABLE SERIES I-CLASS A                                    Lord Abbett Bond Debenture Portfolio
  DWS Bond VIP                                                   MFS(R) Emerging Markets Equity Portfolio
  DWS Capital Growth VIP                                         Oppenheimer Global Equity Portfolio
  DWS Core Equity VIP                                              (formerly Met/Templeton Growth Portfolio)
  DWS Global Small Cap Growth VIP                              METROPOLITAN SERIES FUND-CLASS A
  DWS International VIP                                          Barclays Aggregate Bond Index Portfolio
DWS VARIABLE SERIES II-CLASS A                                     (formerly Barclays Capital Aggregate Bond Index Portfolio)
  DWS Global Income Builder VIP                                  BlackRock Capital Appreciation Portfolio
  DWS Money Market VIP                                             (formerly BlackRock Legacy Large Cap Growth Portfolio)
  DWS Small Mid Cap Growth VIP                                   BlackRock Large Cap Value Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS-INITIAL CLASS            BlackRock Money Market Portfolio
  Asset Manager: Growth(R) Portfolio                             MetLife Mid Cap Stock Index Portfolio
  Asset Manager(SM) Portfolio                                    MetLife Stock Index Portfolio
  Balanced Portfolio                                             MFS(R) Total Return Portfolio
  Contrafund(R) Portfolio                                        MFS(R) Value Portfolio
  Equity-Income Portfolio                                        MSCI EAFE(R) Index Portfolio
  Freedom 2010 Portfolio                                         Russell 2000(R) Index Portfolio
  Freedom 2020 Portfolio                                       MFS(R) VARIABLE INSURANCE TRUST-INITIAL CLASS
  Freedom 2030 Portfolio                                         MFS(R) Core Equity Series
  Freedom 2040 Portfolio                                         MFS(R) Global Equity Series
  Freedom 2050 Portfolio                                         MFS(R) Growth Series

  MFS(R) Investors Growth Stock Series                           Putnam VT Global Utilities Fund
  MFS(R) Investors Trust Series                                  Putnam VT Growth and Income Fund
  MFS(R) Mid Cap Growth Series                                   Putnam VT High Yield Fund
  MFS(R) New Discovery Series                                    Putnam VT Income Fund
  MFS(R) Research Bond Series                                    Putnam VT International Equity Fund
  MFS(R) Research Series                                         Putnam VT International Growth Fund
  MFS(R) Total Return Series                                     Putnam VT International Value Fund
  MFS(R) Utilities Series                                        Putnam VT Investors Fund
  MFS(R) Value Series                                            Putnam VT Money Market Fund
MFS(R) VARIABLE INSURANCE TRUST II-INITIAL CLASS                 Putnam VT Multi-Cap Growth Fund
  MFS(R) High Yield Portfolio                                    Putnam VT Voyager Fund
  MFS(R) Strategic Income Portfolio                            T. ROWE PRICE EQUITY SERIES, INC.
PUTNAM VARIABLE TRUST-CLASS IA                                   Equity Income Portfolio
  Putnam VT Diversified Income Fund                              New America Growth Portfolio
  Putnam VT Equity Income Fund                                   Personal Strategy Balanced Portfolio
  Putnam VT Global Asset Allocation Fund                       T. ROWE PRICE FIXED INCOME SERIES, INC.
  Putnam VT Global Equity Fund                                   Limited-Term Bond Portfolio

FUND CHARGES AND EXPENSES

The following tables describes the fees and expenses that the Fund will pay and that therefore you will indirectly pay periodically during the time you own your Certificate.

The first table shows the minimum and maximum total operating expenses charged by the Funds for the fiscal year ended December 31, 2012. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.

The second table shows the annual operating expenses (in some cases before and after contractual fee waivers or expense reimbursements) charged by each Fund for the fiscal year ended December 31, 2012, as a percentage of the Fund's average daily net assets for the year.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                           MINIMUM   MAXIMUM
                                                                           --------  -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                0.10%    1.31%

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                        DISTRIBUTION              ACQUIRED     TOTAL                     NET TOTAL
                                           AND/OR                 FUND FEES    ANNUAL      FEE WAIVER      ANNUAL
                          MANAGEMENT   SERVICE(12B-1)    OTHER       AND     OPERATING   AND/OR EXPENSE  OPERATING
FUND                          FEE           FEES       EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------  -----------  --------------  ---------  ---------  ---------  ---------------  ----------
AMERICAN FUNDS INSURANCE
  SERIES(R)-CLASS 1
American Funds Asset
  Allocation Fund                0.29%              -       0.02%         -        0.31%              -        0.31%
American Funds Bond Fund         0.37%              -       0.02%         -        0.39%              -        0.39%

                                                 DISTRIBUTION               ACQUIRED     TOTAL                      NET TOTAL
                                                    AND/OR                 FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                                   MANAGEMENT   SERVICE(12B-1)    OTHER       AND      OPERATING   AND/OR EXPENSE   OPERATING
FUND                                   FEE           FEES       EXPENSES    EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
---------------------------------  -----------  --------------  ---------  ----------  ----------  ---------------  ----------
  American Funds Cash
    Management Fund                       0.32%              -       0.02%          -        0.34%               -        0.34%
  American Funds Global Growth
    Fund                                  0.53%              -       0.03%          -        0.56%               -        0.56%
  American Funds Global Small
    Capitalization Fund                   0.71%              -       0.04%          -        0.75%               -        0.75%
  American Funds Growth Fund              0.33%              -       0.02%          -        0.35%               -        0.35%
  American Funds Growth-Income
    Fund                                  0.27%              -       0.02%          -        0.29%               -        0.29%
  American Funds High-Income
    Bond Fund                             0.46%              -       0.02%          -        0.48%               -        0.48%
  American Funds International
    Fund                                  0.50%              -       0.04%          -        0.54%               -        0.54%
  American Funds New World
    Fund(R)                               0.74%              -       0.05%          -        0.79%               -        0.79%
  American Funds U.S.
    Government/AAA-Rated
    Securities Fund                       0.33%              -       0.01%          -        0.34%               -        0.34%
DWS VARIABLE SERIES I-CLASS A
  DWS Bond VIP                            0.39%              -       0.19%          -        0.58%               -        0.58%
  DWS Capital Growth VIP                  0.37%              -       0.13%          -        0.50%               -        0.50%
  DWS Core Equity VIP                     0.39%              -       0.20%          -        0.59%               -        0.59%
  DWS Global Small Cap Growth
    VIP                                   0.89%              -       0.22%          -        1.11%            0.17%       0.94%
  DWS International VIP                   0.79%              -       0.19%          -        0.98%            0.00%       0.98%
DWS VARIABLE SERIES II-CLASS A
  DWS Global Income Builder
    VIP                                   0.37%              -       0.22%       0.01%       0.60%               -        0.60%
  DWS Money Market VIP                    0.29%              -       0.16%          -        0.45%               -        0.45%
  DWS Small Mid Cap Growth
    VIP                                   0.55%              -       0.19%          -        0.74%               -        0.74%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS-INITIAL CLASS
  Asset Manager: Growth(R)
    Portfolio                             0.56%              -       0.17%          -        0.73%               -        0.73%
  Asset Manager(SM) Portfolio             0.51%              -       0.12%          -        0.63%               -        0.63%
  Balanced Portfolio                      0.41%              -       0.13%       0.01%       0.55%               -        0.55%
  Contrafund(R) Portfolio                 0.56%              -       0.08%          -        0.64%               -        0.64%
  Equity-Income Portfolio                 0.46%              -       0.10%          -        0.56%               -        0.56%
  Freedom 2010 Portfolio                     -               -          -        0.55%       0.55%               -        0.55%
  Freedom 2020 Portfolio                     -               -          -        0.60%       0.60%               -        0.60%
  Freedom 2030 Portfolio                     -               -          -        0.68%       0.68%               -        0.68%
  Freedom 2040 Portfolio                     -               -          -        0.70%       0.70%               -        0.70%
  Freedom 2050 Portfolio                     -               -          -        0.70%       0.70%               -        0.70%
  Growth & Income Portfolio               0.46%              -       0.13%          -        0.59%               -        0.59%
  Growth Opportunities Portfolio          0.56%              -       0.13%          -        0.69%               -        0.69%
  Growth Portfolio                        0.56%              -       0.10%          -        0.66%               -        0.66%
  High Income Portfolio                   0.56%              -       0.12%          -        0.68%               -        0.68%

                                                 DISTRIBUTION               ACQUIRED     TOTAL                      NET TOTAL
                                                    AND/OR                 FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                                   MANAGEMENT   SERVICE(12B-1)    OTHER       AND      OPERATING   AND/OR EXPENSE   OPERATING
FUND                                   FEE           FEES       EXPENSES    EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
---------------------------------  -----------  --------------  ---------  ----------  ----------  ---------------  ----------
  Index 500 Portfolio                     0.05%              -       0.05%          -        0.10%               -        0.10%
  Investment Grade Bond Portfolio         0.31%              -       0.11%          -        0.42%               -        0.42%
  Mid Cap Portfolio                       0.56%              -       0.09%          -        0.65%               -        0.65%
  Money Market Portfolio                  0.17%              -       0.09%          -        0.26%               -        0.26%
  Overseas Portfolio                      0.71%              -       0.14%          -        0.85%               -        0.85%
MET INVESTORS SERIES TRUST-
  CLASS A
  BlackRock Large Cap Core
    Portfolio                             0.59%              -       0.05%          -        0.64%            0.01%       0.63%
  Janus Forty Portfolio                   0.63%              -       0.03%          -        0.66%            0.01%       0.65%
  Lord Abbett Bond Debenture
    Portfolio                             0.51%              -       0.03%          -        0.54%               -        0.54%
  MFS(R) Emerging Markets Equity
    Portfolio                             0.91%              -       0.16%          -        1.07%            0.02%       1.05%
  Oppenheimer Global Equity
    Portfolio                             0.67%              -       0.09%          -        0.76%            0.02%       0.74%
METROPOLITAN SERIES FUND-
  CLASS A
  Barclays Aggregate Bond Index
    Portfolio                             0.25%              -       0.04%          -        0.29%            0.01%       0.28%
  BlackRock Capital Appreciation
    Portfolio                             0.70%              -       0.03%          -        0.73%            0.01%       0.72%
  BlackRock Large Cap Value
    Portfolio                             0.63%              -       0.03%          -        0.66%            0.03%       0.63%
  BlackRock Money Market
    Portfolio                             0.33%              -       0.02%          -        0.35%            0.01%       0.34%
  MetLife Mid Cap Stock Index
    Portfolio                             0.25%              -       0.07%       0.02%       0.34%            0.00%       0.34%
  MetLife Stock Index Portfolio           0.25%              -       0.03%          -        0.28%            0.01%       0.27%
  MFS(R) Total Return Portfolio           0.55%              -       0.05%          -        0.60%               -        0.60%
  MFS(R) Value Portfolio                  0.70%              -       0.03%          -        0.73%            0.13%       0.60%
  MSCI EAFE(R) Index Portfolio            0.30%              -       0.11%       0.01%       0.42%            0.00%       0.42%
  Russell 2000(R) Index Portfolio         0.25%              -       0.08%       0.09%       0.42%            0.00%       0.42%
MFS(R) VARIABLE INSURANCE
  TRUST-INITIAL CLASS
  MFS(R) Core Equity Series               0.75%              -       0.27%          -        1.02%            0.12%       0.90%
  MFS(R) Global Equity Series             1.00%              -       0.31%          -        1.31%            0.16%       1.15%
  MFS(R) Growth Series                    0.75%              -       0.07%          -        0.82%               -        0.82%
  MFS(R) Investors Growth Stock
    Series                                0.75%              -       0.08%          -        0.83%               -        0.83%
  MFS(R) Investors Trust Series           0.75%              -       0.07%          -        0.82%               -        0.82%
  MFS(R) Mid Cap Growth Series            0.75%              -       0.14%          -        0.89%               -        0.89%
  MFS(R) New Discovery Series             0.90%              -       0.07%          -        0.97%               -        0.97%
  MFS(R) Research Bond Series             0.50%              -       0.06%          -        0.56%               -        0.56%
  MFS(R) Research Series                  0.75%              -       0.12%          -        0.87%               -        0.87%
  MFS(R) Total Return Series              0.75%              -       0.05%          -        0.80%            0.03%       0.77%
  MFS(R) Utilities Series                 0.74%              -       0.08%          -        0.82%               -        0.82%
  MFS(R) Value Series                     0.72%              -       0.06%          -        0.78%               -        0.78%

                                                   DISTRIBUTION               ACQUIRED     TOTAL                      NET TOTAL
                                                      AND/OR                 FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                                     MANAGEMENT   SERVICE(12B-1)    OTHER       AND      OPERATING   AND/OR EXPENSE   OPERATING
FUND                                     FEE           FEES       EXPENSES    EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-----------------------------------  -----------  --------------  ---------  ----------  ----------  ---------------  ----------
MFS(R) VARIABLE INSURANCE
  TRUST II-INITIAL CLASS
  MFS(R) High Yield Portfolio               0.70%              -       0.11%          -        0.81%            0.06%       0.75%
  MFS(R) Strategic Income Portfolio         0.70%              -       0.32%       0.01%       1.03%            0.12%       0.91%
PUTNAM VARIABLE TRUST-
  CLASS IA
  Putnam VT Diversified Income
    Fund                                    0.56%              -       0.21%          -        0.77%               -        0.77%
  Putnam VT Equity Income Fund              0.49%              -       0.15%       0.03%       0.67%               -        0.67%
  Putnam VT Global Asset
    Allocation Fund                         0.61%              -       0.28%          -        0.89%               -        0.89%
  Putnam VT Global Equity Fund              0.71%              -       0.21%          -        0.92%               -        0.92%
  Putnam VT Global Utilities Fund           0.64%              -       0.20%          -        0.84%               -        0.84%
  Putnam VT Growth and Income
    Fund                                    0.49%              -       0.14%          -        0.63%               -        0.63%
  Putnam VT High Yield Fund                 0.58%              -       0.17%          -        0.75%               -        0.75%
  Putnam VT Income Fund                     0.41%              -       0.19%          -        0.60%               -        0.60%
  Putnam VT International Equity
    Fund                                    0.71%              -       0.18%          -        0.89%               -        0.89%
  Putnam VT International Growth
    Fund                                    0.94%              -       0.35%          -        1.29%            0.05%       1.24%
  Putnam VT International Value
    Fund                                    0.71%              -       0.23%          -        0.94%               -        0.94%
  Putnam VT Investors Fund                  0.57%              -       0.17%          -        0.74%               -        0.74%
  Putnam VT Money Market Fund               0.30%              -       0.16%          -        0.46%               -        0.46%
  Putnam VT Multi-Cap Growth
    Fund                                    0.57%              -       0.15%          -        0.72%               -        0.72%
  Putnam VT Voyager Fund                    0.57%              -       0.15%          -        0.72%               -        0.72%
T. ROWE PRICE EQUITY SERIES, INC.
  Equity Income Portfolio                   0.85%              -          -           -        0.85%               -        0.85%
  New America Growth Portfolio              0.85%              -          -           -        0.85%               -        0.85%
  Personal Strategy Balanced
    Portfolio                               0.90%              -          -        0.13%       1.03%            0.13%       0.90%
T. ROWE PRICE FIXED INCOME
  SERIES, INC.
  Limited-Term Bond Portfolio               0.70%              -          -        0.01%       0.71%               -        0.71%

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

FUND INVESTMENT OBJECTIVE, ADVISER AND SUBADVISER

The following table summarizes the investment objective(s) and identifies the investment adviser and, if applicable, the subadviser of each Fund. More information regarding the Funds is contained in the prospectus for each Fund.

FUND                                                   INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------  ---------------------------------------------------  -------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R)-CLASS 1
  American Funds Asset Allocation       Seeks high total return (including income and        Capital Research and Management
    Fund                                capital gains) consistent with preservation of       Company
                                        capital over the long term.
  American Funds Bond Fund              Seeks as high a level of current income as is        Capital Research and Management
                                        consistent with the preservation of capital.         Company
  American Funds Cash Management        Seeks to earn income on your cash reserves while     Capital Research and Management
    Fund                                preserving capital and maintaining liquidity.        Company

  American Funds Global                 Seeks long-term growth of capital.                   Capital Research and Management
    Growth Fund                                                                              Company
  American Funds Global Small           Seeks long-term growth of capital.                   Capital Research and Management
    Capitalization Fund                                                                      Company
  American Funds Growth Fund            Seeks growth of capital.                             Capital Research and Management
                                                                                             Company
  American Funds Growth-Income          Seeks long-term growth of capital and income.        Capital Research and Management
    Fund                                                                                     Company
  American Funds High-Income Bond       Seeks a high level of current income. Its secondary  Capital Research and Management
    Fund                                investment objective is capital appreciation.        Company

  American Funds International Fund     Seeks long-term growth of capital.                   Capital Research and Management
                                                                                             Company
  American Funds New World Fund(R)      Seeks long-term capital appreciation.                Capital Research and Management
                                                                                             Company
  American Funds U.S. Government/       Seeks a high level of current income consistent      Capital Research and Management
    AAA-Rated Securities Fund           with preservation of capital.                        Company
DWS VARIABLE SERIES I-CLASS A
  DWS Bond VIP                          Seeks to maximize total return consistent with       Deutsche Investment Management
                                        preservation of capital and prudent investment       Americas Inc.
                                        management, by investing for both current income
                                        and capital appreciation.
  DWS Capital Growth VIP                Seeks to provide long-term growth of capital.        Deutsche Investment Management
                                                                                             Americas Inc.
  DWS Core Equity VIP                   Seeks long-term growth of capital, current income    Deutsche Investment Management
                                        and growth of income.                                Americas Inc.
                                                                                             Subadviser: QS Investors, LLC
  DWS Global Small Cap Growth VIP       Seeks above-average capital appreciation over the    Deutsche Investment Management
                                        long-term.                                           Americas Inc.
  DWS International VIP                 Seeks long-term growth of capital.                   Deutsche Investment Management
                                                                                             Americas Inc.
DWS VARIABLE SERIES II-CLASS A
  DWS Global Income Builder VIP         Seeks to maximize income while maintaining           Deutsche Investment Management
                                        prospects for capital appreciation.                  Americas Inc.
  DWS Money Market VIP                  Seeks maximum current income to the extent           Deutsche Investment Management
                                        consistent with stability of principal.              Americas Inc.
  DWS Small Mid Cap Growth VIP          Seeks long-term capital appreciation.                Deutsche Investment Management
                                                                                             Americas Inc.

FUND                                                  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
------------------------------------  ----------------------------------------------------  -----------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS-INITIAL CLASS
  Asset Manager: Growth(R) Portfolio  Seeks to maximize total return by allocating its      Fidelity Management & Research
                                      assets among stocks, bonds, short-term                Company
                                      instruments, and other investments.                   Subadviser: FMR Co., Inc.
                                                                                            Fidelity Investments Money
                                                                                            Management, Inc.
  Asset ManagerSM Portfolio           Seeks to obtain high total return with reduced risk   Fidelity Management & Research
                                      over the long-term by allocating its assets among     Company
                                      stocks, bonds, and short-term instruments.            Subadviser: FMR Co., Inc.
                                                                                            Fidelity Investments Money
                                                                                            Management, Inc.
  Balanced Portfolio                  Seeks income and capital growth consistent with       Fidelity Management & Research
                                      reasonable risk.                                      Company
                                                                                            Subadviser: FMR Co., Inc.
                                                                                            Fidelity Investments Money
                                                                                            Management, Inc.
  Contrafund(R) Portfolio             Seeks long-term capital appreciation.                 Fidelity Management & Research
                                                                                            Company
                                                                                            Subadviser: FMR Co., Inc.
  Equity-Income Portfolio             Seeks reasonable income. The fund will also           Fidelity Management & Research
                                      consider the potential for capital appreciation. The  Company
                                      fund's goal is to achieve a yield which exceeds the   Subadviser: FMR Co., Inc.
                                      composite yield on the securities comprising the
                                      S&P 500(R) Index.
  Freedom 2010 Portfolio              Seeks high total return with a secondary objective    Strategic Advisers, Inc.
                                      of principal preservation as the fund approaches its
                                      target date and beyond.
  Freedom 2020 Portfolio              Seeks high total return with a secondary objective    Strategic Advisers, Inc.
                                      of principal preservation as the fund approaches its
                                      target date and beyond.
  Freedom 2030 Portfolio              Seeks high total return with a secondary objective    Strategic Advisers, Inc.
                                      of principal preservation as the fund approaches its
                                      target date and beyond.
  Freedom 2040 Portfolio              Seeks high total return with a secondary objective    Strategic Advisers, Inc.
                                      of principal preservation as the fund approaches its
                                      target date and beyond.
  Freedom 2050 Portfolio              Seeks high total return with a secondary objective    Strategic Advisers, Inc.
                                      of principal preservation as the fund approaches its
                                      target date and beyond.
  Growth & Income Portfolio           Seeks high total return through a combination of      Fidelity Management & Research
                                      current income and capital appreciation.              Company
                                                                                            Subadviser: FMR Co., Inc.
  Growth Opportunities Portfolio      Seeks to provide capital growth.                      Fidelity Management & Research
                                                                                            Company
                                                                                            Subadviser: FMR Co., Inc.
  Growth Portfolio                    Seeks to achieve capital appreciation.                Fidelity Management & Research
                                                                                            Company
                                                                                            Subadviser: FMR Co., Inc.
  High Income Portfolio               Seeks a high level of current income, while also      Fidelity Management & Research
                                      considering growth of capital.                        Company
                                                                                            Subadviser: FMR Co., Inc.
  Index 500 Portfolio                 Seeks investment results that correspond to the       Fidelity Management & Research
                                      total return of common stocks publicly traded in      Company
                                      the United States, as represented by the S&P          Subadviser: FMR Co., Inc.
                                      500(R) Index.                                         Geode Capital Management, LLC

FUND                                                  INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
------------------------------------  ----------------------------------------------------  ---------------------------------------
  Investment Grade Bond Portfolio     Seeks as high a level of current income as is         Fidelity Management & Research
                                      consistent with the preservation of capital.          Company
                                                                                            Subadviser: Fidelity Investments Money
                                                                                            Management, Inc.
  Mid Cap Portfolio                   Seeks long-term growth of capital.                    Fidelity Management & Research
                                                                                            Company
                                                                                            Subadviser: FMR Co., Inc.
  Money Market Portfolio              Seeks as high a level of current income as is         Fidelity Management & Research
                                      consistent with preservation of capital and           Company
                                      liquidity.                                            Subadviser: Fidelity Investments Money
                                                                                            Management, Inc.
  Overseas Portfolio                  Seeks long-term growth of capital.                    Fidelity Management & Research
                                                                                            Company
                                                                                            Subadviser: FMR Co., Inc.
MET INVESTORS SERIES TRUST-CLASS A
  BlackRock Large Cap Core Portfolio  Seeks long-term capital growth.                       MetLife Advisers, LLC
                                                                                            Subadviser: BlackRock Advisors, LLC
  Janus Forty Portfolio               Seeks capital appreciation.                           MetLife Advisers, LLC
                                                                                            Subadviser: Janus Capital Management
                                                                                            LLC
  Lord Abbett Bond Debenture          Seeks high current income and the opportunity for     MetLife Advisers, LLC
    Portfolio                         capital appreciation to produce a high total return.  Subadviser: Lord, Abbett & Co. LLC
  MFS(R) Emerging Markets Equity      Seeks capital appreciation.                           MetLife Advisers, LLC
    Portfolio                                                                               Subadviser: Massachusetts Financial
                                                                                            Services Company
  Oppenheimer Global Equity           Seeks capital appreciation.                           MetLife Advisers, LLC
    Portfolio                                                                               Subadviser: OppenheimerFunds, Inc.
METROPOLITAN SERIES FUND-CLASS A
  Barclays Aggregate Bond Index       Seeks to track the performance of the Barclays        MetLife Advisers, LLC
    Portfolio                         U.S. Aggregate Bond Index.                            Subadviser: MetLife Investment
                                                                                            Management, LLC
  BlackRock Capital Appreciation      Seeks long-term growth of capital.                    MetLife Advisers, LLC
    Portfolio                                                                               Subadviser: BlackRock Advisors, LLC
  BlackRock Large Cap Value           Seeks long-term growth of capital.                    MetLife Advisers, LLC
    Portfolio                                                                               Subadviser: BlackRock Advisors, LLC
  BlackRock Money Market Portfolio    Seeks a high level of current income consistent       MetLife Advisers, LLC
                                      with preservation of capital.1                        Subadviser: BlackRock Advisors, LLC
  MetLife Mid Cap Stock Index         Seeks to track the performance of the Standard &      MetLife Advisers, LLC
    Portfolio                         Poor's MidCap 400(R) Composite Stock Price            Subadviser: MetLife Investment
                                      Index.                                                Management, LLC
  MetLife Stock Index Portfolio       Seeks to track the performance of the Standard &      MetLife Advisers, LLC
                                      Poor's 500(R) Composite Stock Price Index.            Subadviser: MetLife Investment
                                                                                            Management, LLC
  MFS(R) Total Return Portfolio       Seeks a favorable total return through investment     MetLife Advisers, LLC
                                      in a diversified portfolio.                           Subadviser: Massachusetts Financial
                                                                                            Services Company
  MFS(R) Value Portfolio              Seeks capital appreciation.                           MetLife Advisers, LLC
                                                                                            Subadviser: Massachusetts Financial
                                                                                            Services Company
  MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI            MetLife Advisers, LLC
                                      EAFE(R) Index.                                        Subadviser: MetLife Investment
                                                                                            Management, LLC
  Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell         MetLife Advisers, LLC
                                      2000(R) Index.                                        Subadviser: MetLife Investment
                                                                                            Management, LLC

FUND                                                   INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------  --------------------------------------------------  ---------------------------------
MFS(R) VARIABLE INSURANCE
  TRUST- INITIAL CLASS
  MFS(R) Core Equity Series             Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                            Company
  MFS(R) Global Equity Series           Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                            Company
  MFS(R) Growth Series                  Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                            Company
  MFS(R) Investors Growth Stock Series  Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                            Company
  MFS(R) Investors Trust Series         Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                            Company
  MFS(R) Mid Cap Growth Series          Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                            Company
  MFS(R) New Discovery Series           Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                            Company
  MFS(R) Research Bond Series           Seeks total return with an emphasis on current      Massachusetts Financial Services
                                        income, but also considering capital appreciation.  Company
  MFS(R) Research Series                Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                            Company
  MFS(R) Total Return Series            Seeks total return.                                 Massachusetts Financial Services
                                                                                            Company
  MFS(R) Utilities Series               Seeks total return.                                 Massachusetts Financial Services
                                                                                            Company
  MFS(R) Value Series                   Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                            Company
MFS(R) VARIABLE INSURANCE
  TRUST II- INITIAL CLASS
  MFS(R) High Yield Portfolio           Seeks total return with an emphasis on high         Massachusetts Financial Services
                                        current income, but also considering capital        Company
                                        appreciation.
  MFS(R) Strategic Income Portfolio     Seeks total return with an emphasis on high         Massachusetts Financial Services
                                        current income, but also considering capital        Company
                                        appreciation.
PUTNAM VARIABLE TRUST-CLASS IA
  Putnam VT Diversified Income Fund     Seeks as high a level of current income as Putnam   Putnam Investment Management, LLC
                                        Investment Management, LLC believes is
                                        consistent with preservation of capital.
  Putnam VT Equity Income Fund          Seeks capital growth and current income.            Putnam Investment Management, LLC
  Putnam VT Global Asset Allocation     Seeks long-term return consistent with              Putnam Investment Management, LLC
    Fund                                preservation of capital.                            Subadviser: The Putnam Advisory
                                                                                            Company, LLC
  Putnam VT Global Equity Fund          Seeks capital appreciation.                         Putnam Investment Management, LLC
                                                                                            Subadviser: The Putnam Advisory
                                                                                            Company, LLC
  Putnam VT Global Utilities Fund       Seeks capital growth and current income.            Putnam Investment Management, LLC
                                                                                            Subadviser: The Putnam Advisory
                                                                                            Company, LLC
  Putnam VT Growth and Income           Seeks capital growth and current income.            Putnam Investment Management, LLC
    Fund
  Putnam VT High Yield Fund             Seeks high current income. Capital growth is a      Putnam Investment Management, LLC
                                        secondary goal when consistent with achieving
                                        high current income.

FUND                                                   INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
--------------------------------------  ---------------------------------------------------  ---------------------------------
  Putnam VT Income Fund                 Seeks high current income consistent with what       Putnam Investment Management, LLC
                                        Putnam Investment Management, LLC believes to
                                        be prudent risk.
  Putnam VT International Equity        Seeks capital appreciation.                          Putnam Investment Management, LLC
    Fund                                                                                     Subadviser: The Putnam Advisory
                                                                                             Company, LLC
  Putnam VT International Growth        Seeks long-term capital appreciation.                Putnam Investment Management, LLC
    Fund                                                                                     Subadviser: The Putnam Advisory
                                                                                             Company, LLC
  Putnam VT International Value Fund    Seeks capital growth. Current income is a            Putnam Investment Management, LLC
                                        secondary objective.                                 Subadviser: The Putnam Advisory
                                                                                             Company, LLC
  Putnam VT Investors Fund              Seeks long-term growth of capital and any            Putnam Investment Management, LLC
                                        increased income that results from this growth.
  Putnam VT Money Market Fund           Seeks as high a rate of current income as Putnam     Putnam Investment Management, LLC
                                        Investment Management, LLC believes is
                                        consistent with preservation of capital and
                                        maintenance of liquidity.
  Putnam VT Multi-Cap Growth Fund       Seeks long-term capital appreciation.                Putnam Investment Management, LLC
  Putnam VT Voyager Fund                Seeks capital appreciation.                          Putnam Investment Management, LLC
T. ROWE PRICE EQUITY SERIES, INC.
  Equity Income Portfolio               Seeks to provide substantial dividend income as      T. Rowe Price Associates, Inc.
                                        well as long-term growth of capital through
                                        investments in the common stocks of established
                                        companies.
  New America Growth Portfolio          Seeks to provide long-term capital growth by         T. Rowe Price Associates, Inc.
                                        investing primarily in the common stocks of
                                        growth companies.
  Personal Strategy Balanced Portfolio  Seeks the highest total return over time consistent  T. Rowe Price Associates, Inc.
                                        with an emphasis on both capital appreciation and
                                        income.
T. ROWE PRICE FIXED INCOME SERIES,
  INC.
  Limited-Term Bond Portfolio           Seeks a high level of income consistent with         T. Rowe Price Associates, Inc.
                                        moderate fluctuations in principal value.

1 An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the investment division in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

TRANSFERS

The following Funds are "Monitored Portfolios" as defined in the Transfer section of the prospectus:

American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds New World Fund(R)
DWS Global Income Builder VIP
DWS Global Small Cap Growth VIP DWS
DWS International VIP
DWS Small Mid Cap Growth VIP
Fidelity(R) VIP High Income Portfolio
Fidelity(R) VIP Overseas Portfoli

Met Investors Series Trust Lord Abbett Bond Debenture Portfolio
Met Investors Series Trust MFS(R) Emerging Markets Equity Portfolio Met Investors Series Trust Oppenheimer Global Equity Portfolio
Metropolitan Series Fund MSCI EAFE(R) Index Portfolio
Metropolitan Series Fund Russell 2000(R) Index Portfolio
MFS(R) Global Equity Series
MFS(R) New Discovery Series
MFS(R) High Yield Portfolio
MFS(R) Strategic Income Portfolio
Putnam VT Global Asset Allocation Fund
Putnam VT Global Equity Fund
Putnam VT Global Utilities Fund
Putnam VT High Yield Fund
Putnam VT International Equity Fund
Putnam VT International Growth Fund
Putnam VT International Value Fund.

In addition to the Funds identified above, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Funds, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described in the prospectus, see "Transfer"), and transfer restrictions may be imposed upon a violation of either monitoring policy.